Operating Lease	6 Months Ended
Jun. 30, 2024
Operating Lease [Abstract]
OPERATING LEASE

7. OPERATING LEASE

In November 2022, the Company leased land use rights in Vietnam under non-cancelable operating leases, with lease term of 45 years. The land is free of charge for the first five years and will be charged of rental fee of approximately $32,300 per annum. The Company constructed plants for manufacturing cells on the land use rights. For the six months ended June 30, 2023, the Company entered into certain staff dormitory lease agreements with third party lessors, all with a lease term of 3 years. For the six months ended June 30, 2024, the Company terminated certain long-term staff dormitory lease agreements with third party lessors.

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	June 30, 2024	December 31, 2023
	(unaudited)
Right of use assets	$233,357	$537,032

Operating lease liabilities, current	32,901	151,260
Operating lease liabilities, noncurrent	228,240	372,725
Total operating lease liabilities	$261,141	$523,985

Other information about the Company’s leases is as follows:

	For the Six Months Ended June 30,
	2024	2023
Weighted average remaining lease term (years)	40.1	32.9
Weighted average discount rate	11%	11%

For the six months ended June 30, 2024, operating lease expenses were $183,889, among which $149,785 was incurred for short-term lease. For the six months ended June 30, 2023, operating lease expenses were $76,427, among which $20,085 was incurred for short-term lease.

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2024:

June 30, 2024
For the year ending December 31, 2024	18,912
For the year ending December 31, 2025	35,764
For the year ending December 31, 2026	—
For the year ending December 31, 2027	33,180
For the year ending December 31, 2028	33,180
Thereafter	1,260,839
Total lease payments	1,381,875
Less: Imputed interest	(1,120,734)
Present value of operating lease liabilities	$261,141